Related party transactions (Tables)	12 Months Ended
Mar. 27, 2021
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands)
Expenses incurred:

Management fees to related parties (b)	—	—	61
Consultant fees to a related party (d) & (g)	209	229	231
Expense reimbursement to a related party (e)	30	68	167
Interest expense on cash advance received from controlling shareholder (c)	370	426	455
Compensation paid to a related party (f)	329	345	385

Balances:

Accounts payable to related parties	66	231	142
Interest payable on cash advance received from controlling shareholder (c)	269	448	90